Segment information and information by geographical area - Identifiable assets and investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Geographical areas
Assets	€ 152,130	€ 137,765
Capital expenditure in tangible and intangible assets	8,056	5,234	€ 4,644
Italy
Geographical areas
Capital expenditure in tangible and intangible assets	1,475	1,333	1,198
Other European Union
Geographical areas
Capital expenditure in tangible and intangible assets	415	199	152
Rest of Europe
Geographical areas
Capital expenditure in tangible and intangible assets	205	202	119
Americas
Geographical areas
Capital expenditure in tangible and intangible assets	1,266	659	441
Asia
Geographical areas
Capital expenditure in tangible and intangible assets	1,390	1,203	1,267
Africa
Geographical areas
Capital expenditure in tangible and intangible assets	3,163	1,604	1,443
Other areas
Geographical areas
Capital expenditure in tangible and intangible assets	142	34	24
Allocated amounts
Geographical areas
Assets	100,686	94,292	79,604
Allocated amounts | Italy
Geographical areas
Assets	29,195	23,718	17,228
Allocated amounts | Other European Union
Geographical areas
Assets	7,689	6,902	4,159
Allocated amounts | Rest of Europe
Geographical areas
Assets	6,564	6,114	3,174
Allocated amounts | Americas
Geographical areas
Assets	8,892	5,718	4,485
Allocated amounts | Asia
Geographical areas
Assets	18,653	17,483	16,360
Allocated amounts | Africa
Geographical areas
Assets	28,167	33,499	33,341
Allocated amounts | Other areas
Geographical areas
Assets	€ 1,526	€ 858	€ 857